Earnings per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share	Earnings per share

The following table provides a reconciliation between basic and diluted earnings per share:

In millions, except per share data	Year ended December 31,	2019	2018	2017
Net income		$4,216	$4,328	$5,484
Weighted-average basic shares outstanding		720.1	734.5	753.6
Dilutive effect of stock-based compensation		2.5	3.2	3.7
Weighted-average diluted shares outstanding		722.6	737.7	757.3
Basic earnings per share		$5.85	$5.89	$7.28
Diluted earnings per share		$5.83	$5.87	$7.24
Units excluded from the calculation as their inclusion would not have a dilutive effect
Stock options		0.5	0.6	0.4
Performance share units		0.2	0.3	0.1